Interests in Other Entities	12 Months Ended
Dec. 31, 2021
Disclosure of interests in other entities [text block] [Abstract]
INTERESTS IN OTHER ENTITIES
6.	INTERESTS IN OTHER ENTITIES

The consolidated financial statements include the accounts of the Corporation and its subsidiaries. Additionally, the consolidated financial statements of the Corporation include its interest in joint operations in which the Company or certain subsidiaries have joint control with their partners (Note 2.2-d).

a)	Main subsidiaries

The following table shows the principal direct and indirect subsidiaries classified by operating segment (Note 7):

Name	Country	Economic activity
Engineering and Construction:

Cumbra Peru S.A.	Peru, Chile y Colombia	Civil construction, electro-mechanic assembly, buildings management and implementing housing development projects and other related services.

GyM Chile S.p.A.	Chile	Investment funds, investment companies and similar financial entities.

Vial y Vives - DSD S.A.	Chile	Construction engineering projects, civil construction and related technical consultancy, rental of agricultural machinery and equipment, forestry, construction and civil engineering without operator.

Morelco S.A.S.	Colombia, Ecuador y Peru	Construction and assembly services, supply of equipment and materials, operation and maintenance and engineering services in the specialties of mechanics, instrumentation and civil works.

Cumbra Ingenieria S.A.	Peru, Mexico y Bolivia	Advisory and consulting services in engineering, carrying out studies and projects, managing projects and supervision of works.
Energy:

Unna Energia ES.A.	Peru	Services of extraction, operation and exploitation of oil, natural gas and derived products; as well as fuel storage and dispatch services.

Oiltanking Andina Services S.A.	Peru	Operation of the gas processing plant of Pisco - Camisea.

Transportadora de Gas Natural Comprimido Andino S.A.C. (TGNCA)	Peru	Commercialization of natural gas through a virtual system and compression service.

Infrastructure:

Unna Transporte S.A.C. (formerly CONCAR S.A.C.)	Peru	Highway and roads concessions operation and maintenance.

Name	Country	Economic activity
Tren Urbano de Lima S.A.	Peru	Concession for the operation of the public transportation system of Lima Metro (Metro de Lima Metropolitana).

Carretera Andina del Sur S.A. (formerly Survial S.A.)	Peru	Concession for constructing, operating and maintaining Section 1 of the “Southern Inter-oceanic” highway.

Red Vial 5 S.A. (formerly Norvial S.A.)	Peru	Concession for restoring, operating and maintaining the “Ancon - Huacho - Pativilca” section of the Panamericana Norte road.

Carretera Sierra Piura S.A.C. (formerly Concesion Canchaque S.A.)	Peru	Concession for operating and maintaining of the Buenos Aires – Canchaque provincial road highway.

Concesionaria Vía Expresa Sur S.A.	Peru	Concession for designing, constructing, operating and maintaining the Via Expresa - Paseo de la Republica in Lima.

Real estate:

Viva Negocio Inmobiliario S.A.	Peru	Develop and managing real estate projects directly or together with other partners.

Company Operations

CAM Holding S.p.A.	Chile	Investment company.

Qualys S.A.	Peru	Payroll, Information technological, accounting and tax services to the Corporation’s companies.

Promotores Asociados de Inmobiliarias S.A.	Peru	Operating in the real-estate industry and engaged in the development and sale of office premises in Peru.

Negocios del Gas S.A.	Peru	Investment company for construction, operation, and maintenance of the pipeline system to transport natural gas and liquids.

Inversiones en Autopistas S.A.	Peru	Holding company of shares, participation or any other credit instrument or investment document.

Agenera S.A.C	Peru	Activities related to the generation, cogeneration, transmission, import, export and distribution of electrical energy.

The following table shows the Corporation’s subsidiaries and related interest as of December 31, 2021:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the Group (%)	Percentage of common shares held by non-controlling interests (%)
Engineering and Construction:
Cumbra Peru S.A.	99.39%	-	99.39%	0.61%
- Morelco S.A.S.	-	100.00%	100.00%	-
- GyM Chile S.p.A.	-	100.00%	100.00%	-
- Vial y Vives - DSD S.A.	-	94.49%	94.49%	5.51%
- Cumbra Inversiones Colombia SAS	-	100.00%	100.00%	-
Cumbra Ingenieria S.A.	89.41%	-	89.41%	10.59%
- Ecología Tecnología Ambiental S.A.C.	-	100.00%	100.00%	-
- GM Ingenieria y Construccion de CV	-	100.00%	100.00%	-
- GM Ingenieria Bolivia S.R.L.	-	100.00%	100.00%	1.43%

Energy:
Unna Energia S.A.	95.00%	-	95.00%	5.00%
- Oiltanking Andina Services S.A.	-	50.00%	50.00%	50.00%
- Transportadora de Gas Natural
Comprimido Andino S.A.C.	-	100.00%	100.00%	-

Infrastructure:
Unna Transporte S.A.C.	100.00%	-	100.00%	-
Tren Urbano de Lima S.A.	75.00%	-	75.00%	25.00%
Carretera Andina del Sur S.A.C	100.00%	-	100.00%	-
Red Vial 5 S.A.	18.20%	48.80%	67.00%	33.00%
Carretera Sierra Piura S.A.C.	99.96%	0.04%	100.00%	-
Concesionaria Via Expresa Sur S.A.	99.98%	0.02%	100.00%	-

Real Estate:
Viva Negocio Inmobiliario S.A.	56.22%	43.32%	99.54%	0.46%

Parent company operations:
Qualys S.A.	100.00%	-	100.00%	-
Promotora Larcomar S.A.	46.55%	-	46.55%	53.45%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	-
Agenera S.A.	99.00%	1.00%	100.00%	-
Inversiones en Autopistas S.A.	1.00%	99.00%	100.00%	-
Cam Holding S.p.A.	100.00%	-	100.00%	-

The following table shows the Corporation’s subsidiaries and related interest as of December 31, 2020:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the Group (%)	Percentage of common shares held by non-controlling interests (%)
Engineering and Construction:
Cumbra Peru S.A.	98.90%	-	98.90%	1.10%
- Morelco S.A.S.	-	70.00%	70.00%	30.00%
- GyM Chile S.p.A.	-	100.00%	100.00%	-
- Vial y Vives - DSD S.A.	-	94.49%	94.49%	5.51%
Cumbra Ingenieria S.A.	89.41%	-	89.41%	10.59%
- Ecología Tecnología Ambiental S.A.C.	-	100.00%	100.00%	-
- GM Ingenieria y Construccion de CV	-	100.00%	100.00%	-
- GM Ingenieria Bolivia S.R.L.	-	98.57%	98.57%	1.43%

Energy:
Unna Energía S.A.	95.00%	-	95.00%	5.00%
- Oiltanking Andina Services S.A.	-	50.00%	50.00%	50.00%
- Transportadora de Gas Natural
Comprimido Andino S.A.C.	-	99.93%	99.93%	0.07%

Infrastructure:
Unna Transporte S.A.C.	100.00%	-	100.00%	-
Tren Urbano de Lima S.A.	75.00%	-	75.00%	25.00%
Carretera Andina del Sur S.A.C.	100.00%	-	100.00%	-
Red Vial 5 S.A.	18.20%	48.80%	67.00%	33.00%
Carretera Sierra Piura S.A.C.	99.96%	0.04%	100.00%	-
Concesionaria Vía Expresa Sur S.A.	99.98%	0.02%	100.00%	-

Real Estate:
Viva Negocio Inmobiliario S.A.	56.22%	43.32%	99.54%	0.46%

Parent company operations:
Qualys S.A.	100.00%	-	100.00%	-
Promotora Larcomar S.A.	46.55%	-	46.55%	53.45%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	-
Agenera S.A.	99.00%	1.00%	100.00%	-
Inversiones en Autopistas S.A.	1.00%	99.00%	100.00%	-
Cam Holding S.p.A.	100.00%	-	100.00%	-
Adexus S.A.	100.00%	-	100.00%	-

All investments in subsidiaries have been included in the consolidation. The proportion of voting rights in such subsidiaries is held directly by the Company and does not differ significantly from the proportion of shares held.

As of December 31, the non-controlling interest is attributed to the following subsidiaries:

	2020	2021
Viva Negocio Inmobiliario S.A. and subsidiaries	132,238	116,400
Red Vial 5 S.A.	57,941	55,559
Tren Urbano de Lima S.A.	59,231	41,757
Unna Energia S.A.	24,162	29,217
Cumbra Peru S.A. and subsidiaries	51,798	9,430
Others	2,320	1,087
	327,690	253,450

According to the General Shareholders’ Meeting of Cumbra Peru S.A., on December 16, 2021, the capital increase by capitalization of credits owned by the Company for S/323 million was approved.

Summarized financial information of subsidiaries with material non-controlling interests

Set out below is the summarized financial information for each subsidiary that has non-controlling interests that are material to the Corporation:

As of December 31, summarized statement of financial position

	Viva Negocio Inmobiliario S.A. and subsidiaries		Cumbra Peru S.A. and subsidiaries		Red Vial 5 S.A.		Tren Urbano de Lima S.A.
	2020	2021	2020	2021	2020	2021	2020	2021
Current:
Assets	541,703	493,385	1,265,612	1,371,524	72,462	104,292	367,610	344,769
Liabilities	(249,816)	(211,581)	(1,642,914)	(1,600,583)	(45,185)	(82,915)	(85,616)	(106,467)
Current net assets (liabilities)	291,887	281,804	(377,302)	(229,059)	27,277	21,377	281,994	238,302

Non-current:
Assets	120,223	111,528	1,050,747	909,297	403,280	368,258	635,836	669,898
Liabilities	(34,378)	(29,742)	(397,880)	(181,716)	(254,979)	(221,274)	(680,905)	(741,202)
Non-current net assets (liabilities)	85,845	81,786	652,867	727,581	148,301	146,984	(45,069)	(71,304)
Net assets	377,732	363,590	275,565	498,522	175,578	168,361	236,925	166,998

For the years ended December 31, Summarized income statement

	Viva Negocio Inmobiliario S.A. and subsidiaries		Cumbra Peru S.A. and subsidiaries		Red Vial 5 S.A.		Tren Urbano de Lima S.A.
	2020	2021	2020	2021	2020	2021	2020	2021

Revenue	182,439	239,391	1,816,358	2,273,151	134,149	197,137	345,258	348,915

Profit (loss) before income tax	17,816	19,604	(76,669)	(88,726)	(2,029)	40,473	87,522	61,485
Income tax	(2,854)	(6,644)	(1,753)	(6,221)	1,405	(6,690)	(26,681)	(19,382)
Profit (loss) for the year	14,962	12,960	(78,422)	(94,947)	(624)	33,783	60,841	42,103
Other comprehensive income	-	-	7,368	-	-	-	-	-
Total comprehensive income for the year	14,962	12,960	(71,054)	(94,947)	(624)	33,783	60,841	42,103

For the years ended December 31, summary statement of cash flows

	Viva Negocio Inmobiliario S.A. and subsidiaries		Cumbra Peru S.A. and subsidiaries		Red Vial 5 S.A.		Tren Urbano de Lima S.A.
	For the year ended		For the year ended		For the year ended		For the year ended
	2020	2021	2020	2021	2020	2021	2020	2021

Net cash provided from operating activities	84,770	94,017	1,400	(79,810)	37,473	93,515	52,055	41,725
Net cash (applied to) provided from investing activities	(473)	1,114	(8,835)	(28,592)	(12)	-	812	162
Net cash (applied to) provided from financing activities	(71,484)	(58,834)	26,550	21,300	(39,667)	(69,914)	(145,788)	(67,255)
(Decrease) increase in cash and cash equivalents, net	12,813	36,297	19,115	(87,102)	(2,206)	23,601	(92,921)	(25,368)
Cash and cash equivalents at the beginning of the year	60,718	73,531	336,467	355,582	66,286	64,080	300,896	207,975
Cash and cash equivalents at the end of the year	73,531	109,828	355,582	268,480	64,080	87,681	207,975	182,607

The information above is the amount before inter-company eliminations.

b)	Public services concessions

The Corporation has public service concessions. When applicable, the income attributable to the construction or restoration of infrastructure has been accounted for by applying the models described in Note 2.5 (financial asset model, intangible asset and bifurcated model).

In all the Corporation’s concessions, the infrastructure returns to the Grantor at the end of the Contract.

The concessions held by the Corporation are as follows as of December 31, 2021:

Name of Concessionary	Description	Estimated investment	Consideration	Ordinary shares held	Concession termination	Accounting model

Carretera Andina del Sur S.A.	This company operates and maintains a 750 km road from the San Juan de Marcona port to Urcos, Peru, which is connected to an interoceanic road. The road has five toll stations and three weigh stations.	US$99 million	Transaction secured by the Peruvian Government involving from annual payments for the maintenance and operation of the road, which is in charge of the Peruvian Ministry of Transport and Communications (MTC).	100.00%	2032	Financial asset

Carretera Sierra Piura S.A.C.	This company operates and periodically maintains a 78 km road which connects the towns of Buenos Aires and Canchaque, in Peru. The road has one toll station.	US$31 million	Transaction secured by the Peruvian Government regardless the traffic volume. Revenue is secured by an annual minimum amount of US$0.3 million.	100.00%	2025	Financial asset

Concesionaria La Chira S.A.	Designing, financing, constructing, operating and maintaining project called “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira”. The Project will treat approximately 25% of wastewaters in Lima.	S/250 million	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.	50.00%	2036	Financial asset

Tren Urbano de Lima S.A.	Concession for the operation of Line 1 of Lima Metro, Peru’s only urban railway system in Lima city, which includes (i) operation and maintenance of the existing trains (24 initial investment trains and 20 additional trains), (ii) operation and maintenance of the railway system (railway and infrastructure).	S/642 million	Transaction secured by the Peruvian Government involving a quarterly payment received from MTC based on km travelled per train.	75.00%	2041	Financial asset

Name of Concessionary	Description	Estimated investment	Consideration	Ordinary shares held	Concession termination	Accounting model

Red Vial 5 S.A.	The Company operates and maintains the highway that connects Lima to the northwest of Peru. This 183 km road known as Red Vial 5 runs from the cities of Ancon to Pativilca and has three toll stations.	US$187 million	Collected from users (self-financed concession; revenue is derived from collection of tolls).	67.00%	2028	Intangible

Concesionaria Vía Expresa Sur S.A.	The Company obtained the concession for designing, financing, building, operating and aintaining the infrastructure associated with the Via Expresa Sur Project. This project involves the second stage expansion of the Via Expresa — Paseo de la Republica, between Av. Republica de Panama and and Panamericana highway.	US$197 million	The contract gives the right of collection from users; however the Peruvian Government shall pay the difference when the operating revenue obtained is below US$18 million during the first two years and US$19.7 million from the third year to the fifteenth year of the effective period of the financing, with a ceiling of US$10 million. In June 2017, the contract was suspended temporarily and has been extended until February 2022. To date, the term of the Concession remains suspended by agreement between the parties pending agreement on the terms and conditions to approve the Early Termination of the Concession Contract by Mutual Agreement as provided in Clause 16.3 of the aforementioned Contract.	100.00%	2053	Financial asset

c)	Main joint operations

As of December 31, 2019, 2020 and 2021, the Corporation participates in 51, 52 and 49 joint operations with third parties, respectively. The table below lists the Corporation’s major Joint Operations.

	Percentage of interest
Joint operations	2019	2020	2021

AENZA S.A.A.
- Concesionaria La Chira S.A.	50%	50%	50%

Cumbra Peru S.A.
- Consorcio CDEM	85%	-	-
- Consorcio Huacho Pativilca	67%	67%	67%
- Consorcio GyM – CONCIVILES	67%	67%	67%
- Consorcio Chicama - Ascope	50%	50%	50%
- Consorcio Constructor Alto Cayma	50%	50%	50%
- Consorcio GyM Sade Skanska	50%	-	-
- Consorcio Menegua	50%	-	-
- Consorcio Ermitaño	50%	50%	50%
- Consorcio GyM-Stracon	50%	50%	50%
- Consorcio GyM-OSSA	50%	-	-
- Consorcio HV GyM	50%	50%	50%
- Consorcio La Chira	50%	50%	50%
- Consorcio Lima Actividades Comerciales Sur	50%	50%	50%
- Consorcio Lima Actividades Sur	50%	50%	50%
- Consorcio Rio Urubamba	50%	50%	50%
- Consorcio Rio Mantaro	50%	-	-
- Consorcio TNT Vial y Vives - DSD Chile LTDA	50%	-	-
- Constructora Incolur DSD Limitada	50%	-	-
- Consorcio Alto Cayma	49%	49%	49%
- Consorcio Energia y Vapor	50%	-	-
- Consorcio La Gloria	49%	49%	49%
- Consorcio Norte Pachacutec	49%	49%	49%
- Consorcio Italo Peruano	48%	48%	48%
- Consorcio Vial Quinua	46%	46%	46%
- Consorcio Constructor Ductos del Sur	29%	29%	29%
- Consorcio Constructor Chavimochic	27%	27%	27%
- Consorcio Inti Punku	-	49%	49%
- Consorcio Pasco	1%	1%	1%

Unna Energia S.A.
- Consorcio Terminales	50%	50%	50%
- Terminales del Peru	50%	50%	50%

	Percentage of interest
Joint operations	2019	2020	2021

Unna Transporte S.A.C.
- Consorcio Ancon-Pativilca	67%	67%	-
- Consorcio Peruano de Conservacion	50%	50%	50%
- Consorcio Manperan	67%	67%	67%
- Consorcio Vial Sierra	50%	50%	50%
- Consorcio Vial Ayahuaylas	99%	99%	99%
- Consorcio Vial ICAPAL	10%	10%	-
- Consorcio Vial Sullana	99%	99%	99%
- Consorcio Vial del Sur	99%	99%	99%
- Consorcio Obras Viales	99%	99%	99%

Cumbra Ingenieria S.A.
- Consorcio Vial la Concordia	88%	88%	88%
- Consorcio GMI- Haskoningdhv	70%	70%	70%
- Consorcio Supervisor Ilo	55%	55%	55%
- Consorcio Poyry-GMI	40%	40%	40%
- Consorcio Internacional Supervision Valle Sagrado	33%	33%	33%
- Consorcio Ecotec - GMI - PIM	30%	30%	30%
- Consorcio Ribereño Chinchaycamac	40%	40%	40%
- Consorcio Supervisor GRH	-	64%	83%
- Consorcio Ecotec - GMI	-	20%	20%

All the joint agreements listed above are operated in Peru, Chile and Colombia.

The main activities of the joint operations correspond to:

Joint Operations in	Economic activity

AENZA S.A.A.	Construction, operation and maintenance of La Chira wastewater treatment plant in the south of Lima. The project is aimed to solve Lima’s environmental problems caused by sewage discharged directly into the sea.

Cumbra Peru S.A.	These joint operations were created exclusively to development of construction contracts.

Unna Energia S.A.	Consorcio Terminales and Terminales del Peru provide services for receiving, storing, shipping and transporting liquid hydrocarbons, such as gasoline, jet fuel, diesel fuel and residual among others.

Unna Transporte S.A.C.	Rehabilitation service, routine and periodic maintenance of the road, and road conservation and preservation services.

Cumbra Ingenieria S.A.	Engineering consulting services in, study and project execution, project management and contract supervision.

The consolidated financial statements do not include any other type of entities in addition to those mentioned above, such as trust funds or special purpose entities.